Commitments and Contingencies - Assets Pledged as Collateral (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Book value of jackup rigs pledged as collateral for long-term debt facilities	$ 2,783.5	$ 2,822.3